UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2011



[LOGO OF USAA]
   USAA(R)



PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA REAL RETURN FUND
MARCH 31, 2011






                                                                      (Form N-Q)

94425-0511                                  (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA REAL RETURN FUND
March 31, 2011 (unaudited)

                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                 (000)
------------------------------------------------------------------------------------------
            EQUITY SECURITIES (21.2%)

            COMMON STOCKS (10.3%)

            CONSUMER DISCRETIONARY (0.8%)
            -----------------------------
            GENERAL MERCHANDISE STORES (0.3%)
    8,827   Target Corp.                                                      $        442
                                                                              ------------
            RESTAURANTS (0.5%)
   11,883   McDonald's Corp.                                                           904
                                                                              ------------
            Total Consumer Discretionary                                             1,346
                                                                              ------------

            CONSUMER STAPLES (2.1%)
            -----------------------
            FOOD DISTRIBUTORS (0.5%)
   32,421   Sysco Corp.                                                                898
                                                                              ------------
            HOUSEHOLD PRODUCTS (0.5%)
    5,766   Colgate-Palmolive Co.                                                      466
    7,380   Procter & Gamble Co.                                                       454
                                                                              ------------
                                                                                       920
                                                                              ------------
            SOFT DRINKS (0.5%)
   14,098   PepsiCo, Inc.                                                              908
                                                                              ------------
            TOBACCO (0.6%)
   14,155   Philip Morris International, Inc.                                          929
                                                                              ------------
            Total Consumer Staples                                                   3,655
                                                                              ------------

            ENERGY (1.3%)
            -------------
            INTEGRATED OIL & GAS (1.3%)
   10,614   Chevron Corp.                                                            1,140
   15,426   Royal Dutch Shell plc "A" ADR                                            1,124
                                                                              ------------
            Total Energy                                                             2,264
                                                                              ------------

            FINANCIALS (0.8%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
   14,144   Wells Fargo & Co.                                                          448
                                                                              ------------
            LIFE & HEALTH INSURANCE (0.3%)
   10,074   MetLife, Inc.                                                              451
                                                                              ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   10,025   JPMorgan Chase & Co.                                                       462
                                                                              ------------
            Total Financials                                                         1,361
                                                                              ------------

            HEALTH CARE (1.3%)
            ------------------
            HEALTH CARE EQUIPMENT (0.3%)
   12,019   Medtronic, Inc.                                                            473
                                                                              ------------

================================================================================

1  | USAA Real Return Fund

                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                 (000)
------------------------------------------------------------------------------------------
            PHARMACEUTICALS (1.0%)
   15,241   Johnson & Johnson                                                 $        903
   16,664   Novartis AG ADR                                                            906
                                                                              ------------
                                                                                     1,809
                                                                              ------------
            Total Health Care                                                        2,282
                                                                              ------------

            INDUSTRIALS (1.3%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.5%)
   12,402   United Parcel Service, Inc. "B"                                            922
                                                                              ------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
   30,508   Republic Services, Inc. "A"                                                916
                                                                              ------------
            INDUSTRIAL CONGLOMERATES (0.3%)
    5,059   3M Co.                                                                     473
                                                                              ------------
            Total Industrials                                                        2,311
                                                                              ------------

            INFORMATION TECHNOLOGY (1.6%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
   18,022   Automatic Data Processing, Inc.                                            925
                                                                              ------------
            IT CONSULTING & OTHER SERVICES (0.5%)
    5,618   International Business Machines Corp.                                      916
                                                                              ------------
            SYSTEMS SOFTWARE (0.6%)
   28,713   Oracle Corp.                                                               958
                                                                              ------------
            Total Information Technology                                             2,799
                                                                              ------------

            MATERIALS (0.6%)
            ----------------
            DIVERSIFIED CHEMICALS (0.3%)
    5,164   PPG Industries, Inc.                                                       492
                                                                              ------------
            INDUSTRIAL GASES (0.3%)
    4,612   Praxair, Inc.                                                              468
                                                                              ------------
            Total Materials                                                            960
                                                                              ------------

            TELECOMMUNICATION SERVICES (0.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   16,026   AT&T, Inc.                                                                 491
                                                                              ------------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   15,865   Vodafone Group plc ADR                                                     456
                                                                              ------------
            Total Telecommunication Services                                           947
                                                                              ------------
            Total Common Stocks (cost: $17,160)                                     17,925
                                                                              ------------

PRINCIPAL
AMOUNT
$(000)/
SHARES
------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (1.5%)

            FINANCIALS (1.5%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   40,000   Citigroup Capital XIII, 7.88%, cumulative redeemable, perpetual          1,099
                                                                              ------------
            REINSURANCE (0.9%)
$   1,500   Swiss Re Capital I, LP, 6.85%, perpetual(a)                              1,475
                                                                              ------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                 (000)
------------------------------------------------------------------------------------------
            Total Financials                                                  $      2,574
                                                                              ------------
            Total Preferred Securities (cost: $2,545)                                2,574
                                                                              ------------
            INVESTMENT COMPANIES (9.4%)
   54,671   iShares iBoxx High Yield Corporate Bond ETF                              5,028
  231,222   Vanguard Emerging Market ETF                                            11,311
                                                                              ------------
            Total Investment Companies (cost: $15,830)                              16,339
                                                                              ------------
            Total Equity Securities (cost: $35,535)                                 36,838
                                                                              ------------
            PRECIOUS METALS AND MINERALS SECURITIES (3.8%)

            GOLD (3.2%)

            AFRICAN GOLD COMPANIES (0.5%)
    8,500   AngloGold Ashanti Ltd. ADR                                                 408
   24,500   Gold Fields Ltd. ADR                                                       428
                                                                              ------------
                                                                                       836
                                                                              ------------
            AUSTRALIAN GOLD COMPANIES (0.2%)
   10,000   Newcrest Mining Ltd.                                                       412
                                                                              ------------
            EUROPEAN GOLD COMPANIES (0.2%)
    4,600   Randgold Resources Ltd. ADR*                                               375
                                                                              ------------
            NORTH AMERICAN GOLD COMPANIES (2.3%)
    5,600   Agnico-Eagle Mines Ltd.                                                    371
    9,000   Barrick Gold Corp.                                                         467
   26,000   Eldorado Gold Corp.                                                        423
   10,000   Goldcorp, Inc.                                                             498
   18,000   IAMGOLD Corp.                                                              396
   32,000   Kinross Gold Corp.                                                         504
   10,000   Newmont Mining Corp.                                                       546
    8,600   Royal Gold, Inc.                                                           451
   32,000   Yamana Gold, Inc.                                                          394
                                                                              ------------
                                                                                     4,050
                                                                              ------------
            Total Gold                                                               5,673
                                                                              ------------
            PLATINUM GROUP METALS (0.3%)
   17,000   Impala Platinum Holdings Ltd.                                              492
                                                                              ------------
            SILVER (0.3%)
   12,000   Silver Wheaton Corp.                                                       520
                                                                              ------------
            Total Precious Metals and Minerals Securities (cost: $6,322)             6,685
                                                                              ------------
            REAL ESTATE EQUITY SECURITIES (3.7%)

            COMMON STOCKS (1.9%)

            HOTELS, RESORTS, & CRUISE LINES (0.2%)
    7,700   Hyatt Hotels Corp. "A"*                                                    331
                                                                              ------------
            REITs - DIVERSIFIED (0.2%)
    3,600   Vornado Realty Trust                                                       315
                                                                              ------------

================================================================================

3  | USAA Real Return Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES   SECURITY                                                                         (000)
--------------------------------------------------------------------------------------------------
            REITs - INDUSTRIAL (0.2%)
    9,100   AMB Property Corp.                                                        $        327
                                                                                      ------------
            REITs - OFFICE (0.2%)
    3,300   Boston Properties, Inc.                                                            313
                                                                                      ------------
            REITs - RESIDENTIAL (0.4%)
    2,900   AvalonBay Communities, Inc.                                                        348
    6,000   Equity Residential Properties Trust                                                339
                                                                                      ------------
            Total REITs - Residential                                                          687
                                                                                      ------------
            REITs - RETAIL (0.4%)
    8,000   Regency Centers Corp.                                                              348
    2,900   Simon Property Group, Inc.                                                         311
                                                                                      ------------
            Total REITs - Retail                                                               659
                                                                                      ------------
            REITs - SPECIALIZED (0.3%)
   15,500   Extra Space Storage, Inc.                                                          321
    8,000   HCP, Inc.                                                                          304
                                                                                      ------------
            Total REITs - Specialized                                                          625
                                                                                      ------------
            Total Common Stocks (cost: $2,971)                                               3,257
                                                                                      ------------
            INVESTMENT COMPANIES (1.8%)
   83,000   SPDR DJ Wilshire International Real Estate ETF (cost: $3,300)                    3,239
                                                                                      ------------
            Total Real Estate Equity Securities (cost: $6,271)                               6,496
                                                                                      ------------

PRINCIPAL                                                                                   MARKET
AMOUNT                                                COUPON                                 VALUE
(000)       SECURITY                                    RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------
            BONDS (68.6%)

            CORPORATE OBLIGATIONS (38.0%)

            CONSUMER DISCRETIONARY (2.4%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.6%)
$   1,000   Toyota Motor Credit Corp.                   0.46% (b)     11/15/2012             1,000
                                                                                      ------------
            CABLE & SATELLITE (0.6%)
      973   Atlantic Broadband (c)                      4.00 (b)       2/24/2016               977
                                                                                      ------------
            CASINOS & GAMING (0.6%)
    1,000   Harrah's Operating Co., Inc.               11.25           6/01/2017             1,138
                                                                                      ------------
            RESTAURANTS (0.6%)
      998   Dunkin Brands, Inc. (c)                     4.25 (b)      11/23/2017             1,005
                                                                                      ------------
            Total Consumer Discretionary                                                     4,120
                                                                                      ------------

            CONSUMER STAPLES (2.7%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.7%)
    1,000   Archer-Daniels-Midland Co.                  0.47 (b)       8/13/2012             1,002
      267   Darling International, Inc. (c)             5.00 (b)      11/09/2016               269
                                                                                      ------------
            Total Agricultural Products                                                      1,271
                                                                                      ------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                COUPON                                 VALUE
(000)       SECURITY                                    RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------
            DRUG RETAIL (0.8%)
$   1,500   CVS Caremark Corp.                          6.30%          6/01/2037      $      1,474
                                                                                      ------------
            HOUSEHOLD PRODUCTS (0.6%)
    1,000   Procter & Gamble Co.                        0.35 (b)      11/14/2012             1,001
                                                                                      ------------
            SOFT DRINKS (0.6%)
    1,000   Coca Cola Co.                               0.36 (b)       5/15/2012             1,007
                                                                                      ------------
            Total Consumer Staples                                                           4,753
                                                                                      ------------
            ENERGY (3.7%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.8%)
    1,230   Exterran Holdings, Inc. (a)                 7.25          12/01/2018             1,258
      250   Key Energy Services, Inc.                   6.75           3/01/2021               255
                                                                                      ------------
                                                                                             1,513
                                                                                      ------------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
      500   Berry Petroleum Co.                         6.75          11/01/2020               517
                                                                                      ------------
            OIL & GAS STORAGE & TRANSPORTATION (2.6%)
      500   Copano Energy, LLC (d)                      7.13           4/01/2021               508
    1,000   Enterprise Products Operating, LP           7.00 (b)       6/01/2067               996
    1,000   Genesis Energy, LP (a)                      7.88          12/15/2018             1,015
    1,000   Southern Union Co.                          7.20 (b)      11/01/2066               960
    1,000   Targa Resources Partners, LP (a)            6.88           2/01/2021               992
                                                                                      ------------
                                                                                             4,471
                                                                                      ------------
            Total Energy                                                                     6,501
                                                                                      ------------
            FINANCIALS (16.1%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    1,000   Bank of New York Mellon                     0.58 (b)       1/31/2014             1,005
                                                                                      ------------
            CONSUMER FINANCE (1.8%)
    1,000   Ally Financial, Inc. (a)                    7.50           9/15/2020             1,060
    1,000   American Express Co.                        6.80           9/01/2066             1,028
    1,000   American Honda Finance Corp. (a)            0.68 (b)      11/07/2012               998
                                                                                      ------------
                                                                                             3,086
                                                                                      ------------
            DIVERSIFIED BANKS (0.6%)
    1,000   Wells Fargo Capital XIII                    7.70                   - (e)         1,035
                                                                                      ------------
            INVESTMENT BANKING & BROKERAGE (0.5%)
    1,000   Goldman Sachs Capital II                    5.79                   - (e)           867
                                                                                      ------------
            LIFE & HEALTH INSURANCE (2.6%)
    1,000   Great-West Life & Annuity
              Insurance Co. (a)                         7.15           5/16/2046             1,040
    1,000   Lincoln National Corp.                      7.00           5/17/2066             1,003
    1,000   New York Life Global Funding (a),(d)        0.57 (b)       4/04/2014               999
    1,500   StanCorp Financial Group, Inc.              6.90           6/01/2067             1,442
                                                                                      ------------
                                                                                             4,484
                                                                                      ------------
            MULTI-LINE INSURANCE (2.2%)
    1,000   Genworth Financial, Inc.                    6.15          11/15/2066               797
    1,500   Glen Meadow (a)                             6.51           2/12/2067             1,335
    1,000   ILFC E-Capital Trust I (a)                  5.97 (b)      12/21/2065               837
    1,000   Nationwide Mutual Insurance Co. (a)         5.81          12/15/2024               950
                                                                                      ------------
                                                                                             3,919
                                                                                      ------------
            MULTI-SECTOR HOLDINGS (0.6%)
    1,000   Leucadia National Corp.                     7.13           3/15/2017             1,055
                                                                                      ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.7%)
    1,000   ABN AMRO North America Holding Co. (a)      6.47 (b)               - (e)           965
    2,000   Bank of America Corp. Capital Trust XV      1.11 (b)       6/01/2056             1,392

================================================================================

5  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                COUPON                                 VALUE
(000)       SECURITY                                    RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------
$   1,000   General Electric Capital Corp.              6.38%         11/15/2067      $      1,031
    1,500   JPMorgan Chase & Co. Capital XXI            1.25 (b)       2/02/2037             1,262
                                                                                      ------------
                                                                                             4,650
                                                                                      ------------
            PROPERTY & CASUALTY INSURANCE (2.4%)
    1,000   Allstate Corp.                              6.13           5/15/2037             1,015
    1,000   Chubb Corp.                                 6.38           3/29/2067             1,058
    1,000   Ironshore Holdings, Inc. (a)                8.50           5/15/2020             1,034
    1,000   Progressive Corp.                           6.70           6/15/2037             1,056
                                                                                      ------------
                                                                                             4,163
                                                                                      ------------
            REGIONAL BANKS (1.5%)
    1,000   Fifth Third Capital Trust IV                6.50           4/15/2037               981
    1,000   First Maryland Capital Trust I              1.30 (b)       1/15/2027               764
    1,000   Huntington Capital III                      6.65           5/15/2037               966
                                                                                      ------------
                                                                                             2,711
                                                                                      ------------
            REITs - SPECIALIZED (0.6%)
    1,000   Omega Healthcare Investors (a)              6.75          10/15/2022             1,026
                                                                                      ------------
            Total Financials                                                                28,001
                                                                                      ------------

            HEALTH CARE (1.2%)
            ------------------
            HEALTH CARE FACILITIES (0.6%)
    1,000   HCA, Inc.                                   9.13          11/15/2014             1,054
                                                                                      ------------
            PHARMACEUTICALS (0.6%)
    1,000   Mylan, Inc. (a)                             6.00          11/15/2018             1,005
                                                                                      ------------
            Total Health Care                                                                2,059
                                                                                      ------------
            INDUSTRIALS (2.6%)
            ------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    1,000   John Deere Capital Corp.                    0.53 (b)       3/03/2014               996
      568   Manitowoc Co., Inc. (c)                     8.00 (b)       4/14/2014               571
                                                                                      ------------
                                                                                             1,567
                                                                                      ------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
    1,000   Clean Harbors, Inc. (a)                     7.63           8/15/2016             1,066
                                                                                      ------------
            INDUSTRIAL CONGLOMERATES (0.5%)
    1,000   Textron Financial Corp. (a)                 6.00           2/15/2067               865
                                                                                      ------------
            SECURITY & ALARM SERVICES (0.6%)
    1,000   GEO Group, Inc. (a)                         6.63           2/15/2021               995
                                                                                      ------------
            Total Industrials                                                                4,493
                                                                                      ------------
            INFORMATION TECHNOLOGY (1.5%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
      500   Commscope, Inc. (c)                         5.00           1/03/2018               504
                                                                                      ------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    1,000   Sungard Data Systems, Inc. (a)              7.38          11/15/2018             1,025
                                                                                      ------------
            SEMICONDUCTORS (0.6%)
    1,000   Intel Corp.                                 2.95          12/15/2035             1,034
                                                                                      ------------
            Total Information Technology                                                     2,563
                                                                                      ------------
            MATERIALS (0.6%)
            ----------------
            METAL & GLASS CONTAINERS (0.6%)
    1,000   Ball Corp.                                  5.75           5/15/2021               982
                                                                                      ------------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                COUPON                                 VALUE
(000)       SECURITY                                    RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (1.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
$   1,000   Frontier Communications Co.                 7.88%          1/15/2027      $        966
                                                                                      ------------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    1,000   Nextel Communications, Inc.                 7.38           8/01/2015             1,006
                                                                                      ------------
            Total Telecommunication Services                                                 1,972
                                                                                      ------------
            UTILITIES (6.1%)
            ----------------
            ELECTRIC UTILITIES (2.7%)
    1,000   FPL Group Capital, Inc.                     6.65           6/15/2067             1,000
    1,000   NV Energy, Inc.                             6.25          11/15/2020             1,023
    1,000   PPL Capital Funding, Inc.                   6.70           3/30/2067               987
    1,990   Texas Competitive Electric
               Holdings Co., LLC (c)                    3.76 (b)      10/10/2014             1,680
                                                                                      ------------
                                                                                             4,690
                                                                                      ------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
    1,000   New Development Holdings, LLC (c),(d)       4.50           3/01/2018             1,005
                                                                                      ------------
            MULTI-UTILITIES (2.2%)
    1,000   Dominion Resources, Inc.                    6.30           9/30/2066               983
    1,000   Integrys Energy Group, Inc.                 6.11          12/01/2066               977
    1,000   Puget Sound Energy, Inc.                    6.97           6/01/2067               979
    1,000   Wisconsin Energy Corp.                      6.25           5/15/2067             1,005
                                                                                      ------------
                                                                                             3,944
                                                                                      ------------
            OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    1,000   QEP Resources, Inc.                         6.80           3/01/2020             1,032
                                                                                      ------------
            Total Utilities                                                                 10,671
                                                                                      ------------
            Total Corporate Obligations (cost: $65,020)                                     66,115
                                                                                      ------------

            EURODOLLAR AND YANKEE OBLIGATIONS (8.4%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
    1,000   Viterra, Inc. (a)                           5.95           8/01/2020             1,002
                                                                                      ------------

            ENERGY (1.2%)
            -------------
            OIL & GAS DRILLING (0.6%)
    1,000   Precision Drilling Corp. (a)                6.63          11/15/2020             1,032
                                                                                      ------------
            OIL & GAS STORAGE & TRANSPORTATION (0.6%)
    1,000   Enbridge Energy Partners, LP                8.05          10/01/2037             1,063
                                                                                      ------------
            Total Energy                                                                     2,095
                                                                                      ------------
            FINANCIALS (4.9%)
            -----------------
            DIVERSIFIED BANKS (1.7%)
    1,000   Canadian Imperial Bank                      0.51 (b)       5/04/2012             1,001
    1,000   Commonwealth Bank of Australia (a)          1.04 (b)       3/17/2014             1,000
    1,000   Nordea Bank AB (a)                          1.20 (b)       1/14/2014             1,010
                                                                                      ------------
                                                                                             3,011
                                                                                      ------------
            MULTI-LINE INSURANCE (2.2%)
    1,653   AXA S.A.                                    3.68 (b)               - (e)         1,236
    1,564   Oil Insurance Ltd. (a)                      7.56                   - (e)         1,488
    1,000   ZFS Finance USA Trust II (a)                6.45          12/15/2065             1,030
                                                                                      ------------
            Total Multi-Line Insurance                                                       3,754
                                                                                      ------------

================================================================================

7  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                COUPON                                 VALUE
(000)       SECURITY                                    RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
$     800   Santander U.S. Debt S.A. (a)                2.49%         1/18/2013       $        786
                                                                                      ------------
            SOVEREIGN DEBT (0.6%)
    1,000   Kommunalbanken A/S, (NBGA) (a)              0.40 (b)     10/21/2013                999
                                                                                      ------------
            Total Financials                                                                 8,550
                                                                                      ------------

            HEALTH CARE (0.5%)
            ------------------

            PHARMACEUTICALS (0.5%)
    1,000   Valeant Pharmaceuticals
              International, Inc.(a)                    6.75          8/15/2021                954
                                                                                      ------------
            INDUSTRIALS (0.6%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.6%)
    1,000   Hutchison Whampoa, Ltd. (a)                 6.00                    - (e)        1,018
                                                                                      ------------

            MATERIALS (0.6%)
            ----------------
            STEEL (0.6%)
    1,000   FMG Resources (August 2006)
              Proprietary Ltd.                          7.00         11/01/2015              1,043
                                                                                      ------------
            Total Eurodollar and Yankee Obligations (cost: $14,479)                         14,662
                                                                                      ------------

            ASSET-BACKED SECURITIES (1.2%)

            FINANCIALS (1.2%)
            -----------------
            ASSET-BACKED FINANCING (1.2%)
    1,000   Citibank Credit Card Issuance Trust         0.91 (b)      7/15/2013                999
    1,000   Holmes Master Issuer plc (a)                1.70 (b)     10/15/2054              1,003
                                                                                      ------------
            Total Financials                                                                 2,002
                                                                                      ------------
            Total Asset-Backed Securities (cost: $2,000)                                     2,002
                                                                                      ------------

            U.S. TREASURY SECURITIES (18.4%)

            INFLATION-INDEXED NOTES (18.4%)
    2,013   1.13%, 1/15/2021                                                                 2,045
    1,040   1.25%, 4/15/2014                                                                 1,113
   10,097   1.25%, 7/15/2020 (g)                                                            10,441
    3,255   2.00%, 4/15/2012                                                                 3,406
    2,037   2.13%, 2/15/2040                                                                 2,162
   10,256   2.50%, 1/15/2029 (g)                                                            11,649
    1,062   2.63%, 7/15/2017                                                                 1,222
                                                                                      ------------
            Total Inflation-Indexed Notes                                                   32,038
                                                                                      ------------
            Total U.S. Treasury Securities (cost: $32,693)                                  32,038
                                                                                      ------------

            MUNICIPAL BONDS (2.6%)

            ELECTRIC UTILITIES (1.4%)
    1,000   Delaware State EDA                          2.30 (b)      7/01/2028 (f)          1,008
    1,000   Louisa IDA                                  1.38 (b)      9/01/2030 (f)          1,000
      500   West Virginia EDA                           2.00 (b)      1/01/2041 (f)            502
                                                                                      ------------
            Total Electric Utilities (cost: $2,500)                                          2,510
                                                                                      ------------

            ENVIRONMENTAL & FACILITIES SERVICES (1.2%)
    1,000   California Pollution Control
              Financing Auth.                           1.88 (b)      8/01/2023              1,000

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                COUPON                                 VALUE
(000)       SECURITY                                    RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------
$   1,000   Maricopa County IDA                         2.65% (b)     12/01/2031      $      1,001
                                                                                      ------------
            Total Environmental & Facilities Services (cost: $2,000)                         2,001
                                                                                      ------------
            Total Municipal Bonds (cost: $4,500)                                             4,511
                                                                                      ------------
            Total Bonds (cost: $118,692)                                                   119,328
                                                                                      ------------

                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES      SECURITY                                                                         (000)
--------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (4.0%)

            MONEY MARKET FUNDS (4.0%)
6,959,029   State Street Institutional Liquid Reserve Fund, 0.21% (h) (cost: $6,959)         6,959
                                                                                      ------------

            TOTAL INVESTMENTS (COST: $173,779)                                        $    176,306
                                                                                      ============

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------
                                        (LEVEL 1)
                                      QUOTED PRICES        (LEVEL 2)
                                         IN ACTIVE           OTHER          (LEVEL 3)
                                         MARKETS          SIGNIFICANT     SIGNIFICANT
                                      FOR IDENTICAL       OBSERVABLE      UNOBSERVABLE
ASSETS                                    ASSETS             INPUTS          INPUTS                 TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                       $       17,925     $          -     $          -     $       17,925
  PREFERRED SECURITIES                             -            2,574                -              2,574
  INVESTMENT COMPANIES                        16,339                -                -             16,339
PRECIOUS METALS AND MINERALS
  SECURITIES:
  GOLD                                         5,673                -                -              5,673
  PLATINUM GROUP METALS                          492                -                -                492
  SILVER                                         520                -                -                520
REAL ESTATE EQUITY SECURITIES:
  COMMON STOCKS                                3,257                -                -              3,257
  INVESTMENT COMPANIES                         3,239                -                -              3,239
BONDS:
  CORPORATE OBLIGATIONS                            -           66,115                -             66,115
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                      -           14,662                -             14,662
  ASSET-BACKED SECURITIES                          -            2,002                -              2,002
  U.S. TREASURY SECURITIES                    32,038                -                -             32,038
  MUNICIPAL BONDS                                  -            4,511                -              4,511
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                           6,959                -                -              6,959
---------------------------------------------------------------------------------------------------------
TOTAL                                 $       86,442     $     89,864     $          -     $      176,306
---------------------------------------------------------------------------------------------------------

For the period ended March 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

9  | USAA Real Return Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund has two classes of shares: Real Return Fund Shares and Real Return Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees.

================================================================================

10  | USAA Real Return Fund

================================================================================

In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including

================================================================================

11  | USAA Real Return Fund

================================================================================

quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of March 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2011, were $4,041,000 and $1,514,000, respectively, resulting in net unrealized appreciation of $2,527,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $173,971,000 at March 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.0% of net assets at March 31, 2011.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollardenominated instruments that are issued by foreign issuers in the U.S. capital markets.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

EDA      Economic Development Authority

IDA      Industrial Development Authority/Agency

iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

REIT     Real estate investment trust

SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

================================================================================

13  | USAA Real Return Fund

================================================================================

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement with the government of Norway.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2011.

(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2011. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) At March 31, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $2,512,000.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(g) At March 31, 2011, portions of these securities were segregated to cover delayed delivery and/or when-issued purchases.

(h) Rate represents the money market fund annualized seven-day yield at March 31, 2011.

*        Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  14





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.








                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    May 31, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    May 31, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    May 31, 2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.